Income Taxes (Tables)	6 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense
Income taxes recognized during the three and six months ended June 30, 2018, comprise:

	Three Months Ended		Six Months Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
	(in thousands)		(in thousands)
Provision for income taxes	$9,212	$11,550	$19,862	$23,175
Tax impact of restructuring and other items	(1,453)	(969)	(1,453)	(969)
Provision for income taxes after restructuring and other items	$7,759	$10,581	$18,409	$22,206